Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Sales of goods – transfer at a point in time	34,269,482	22,428,825	22,421,335	5,327,758